Stock-based compensation (Options activity) (Details 6) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Options General Disclosures [Abstract]
Period of time (in months) options are generally not exercisable	12 months
Stock option awards
Share Based Compensation Arrangement By Share Based Payment Award Options General Disclosures [Abstract]
Period of continuance employment to be eligible to exercise stock options	4 years
Stock option award expiration term	10 years
Conventional stock options company granted to designated senior management employees during period (in shares)	1.2	0.9	1.0
Total number of conventional stock options outstanding at end of period (in shares)	5.3
Remaining common stock authorized for future issuances under plan (in shares)	17.2
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	5.9
Granted (in shares)	1.2	0.9	1.0
Forfeited/Cancelled (in shares)	(0.2)
Exercised (in shares)	(1.6)
Options outstanding at end of period (in shares)	5.3	5.9
Options exercisable at end of period (in shares)	2.9
Share base payment award, options outstanding - Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)	2.3
Granted (in shares)	1.2	0.9	1.0
Forfeited/Cancelled (in shares)	(0.2)
Vested (in shares)	(0.9)
Nonvested options outstanding at end of period (in shares)	2.4	2.3
Options outstanding weighted-average exercise price
Weighted average exercise price per share of options outstanding at beginning of period	CAD 53.43
Weighted average exercise price per share of options granted during period	75.16
Weighted average exercise price per share of options forfeited at end of period	70.92
Weighted average exercise price per share of options exercised during period	37.65
Weighted average exercise price per share of options outstanding at end of period	61.07	CAD 53.43
Weighted average exercise price per share of options exercisable at end of period	49.91
Nonvested options, weighted-average grant date fair value
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	10.94
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	10.57
Weighted average grant date fair value of non-vested options forfeited	10.62
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	9.98
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	CAD 11.16	CAD 10.94
Share based payment award, options, additional disclosures [Abstract]
The total grant date fair value of options awards in the period	CAD 13
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
Unrecognized compensation cost related to nonvested options outstanding	CAD 8
Weighted-average period of recognition for unrecognized compensation costs	2 years 1 month
Total intrinsic value	CAD 73	CAD 127	CAD 50
Cash received upon exercise of options	61	74	25
Related excess tax benefit realized	5	5	5
Fair value of awards vested during the year	CAD 10	CAD 9	CAD 9